UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2016

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.9%
Auto Components	6.6%
Gentex Corp./MI	3.3%	11,107	$174,269
Magna International, Inc.	3.3%	4,112	176,651
			350,920

Banks	6.8%
First Business Financial Services, Inc.	3.4%	7,872	180,505
Toronto-Dominion Bank (The)	3.4%	4,136	178,386
			358,891

Capital Markets	3.3%
Franklin Resources, Inc.	3.3%	4,505	175,920

Chemicals	6.4%
CF Industries Holdings, Inc.	3.0%	5,018	157,264
PPG Industries, Inc.	3.4%	1,616	180,168
			337,432

Diversified Telecommunication Services	3.3%
Nippon Telegraph & Telephone Corp. ADR	3.3%	4,049	175,079

Electric Utilities	3.4%
ITC Holdings Corp.	3.4%	4,144	180,554

Electronic Equipment, Instruments & Components	3.4%
Amphenol Corp. - Class A	3.4%	3,076	177,854

Food Products	9.9%
Cal-Maine Foods, Inc.	3.3%	3,404	176,702
Hain Celestial Group, Inc. (The)(a)	3.3%	4,243	173,581
Hormel Foods Corp.	3.3%	4,032	174,344
			524,627

Gas Utilities	3.4%
New Jersey Resources Corp.	3.4%	4,995	181,968

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2016

	% of Total Net Assets	Shares	Market Value
Health Care Equipment & Supplies	3.5%
West Pharmaceutical Services, Inc.	3.5%	2,690	$186,471

Health Care Providers & Services	3.4%
DaVita HealthCare Partners, Inc.(a)	3.4%	2,434	178,607

Hotels, Restaurants & Leisure	3.4%
Starbucks Corp.	3.4%	2,977	177,727

Insurance	9.8%
Allied World Assurance Co. Holdings AG	3.2%	4,887	170,752
AmTrust Financial Services, Inc.	3.3%	6,759	174,923
RLI Corp.	3.3%	2,641	176,577
			522,252

Machinery	3.4%
Mueller Industries, Inc.	3.4%	6,058	178,226

Pharmaceuticals, Biotechnology & Life Sciences	3.3%
AstraZeneca PLC ADR	3.3%	6,195	174,451

Professional Services	3.4%
Exponent, Inc.	3.4%	3,498	178,433

Road & Rail	6.4%
Canadian National Railway Co.	3.3%	2,824	176,387
Union Pacific Corp.	3.1%	2,095	166,657
			343,044

Software	3.5%
Open Text Corp.	3.5%	3,556	184,201

Specialty Retail	3.4%
Tractor Supply Co.	3.4%	1,965	177,754

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2016

	% of Total Net Assets	Shares	Market Value
Technology Hardware, Storage & Peripherals	3.4%
Apple, Inc.	3.4%	1,661	$181,032

Textiles, Apparel & Luxury Goods	6.5%
Columbia Sportswear Co.	3.3%	2,893	173,840
NIKE, Inc. - Class B	3.2%	2,718	167,076
			340,916

Total Common Stocks (Cost $5,289,730)	99.9%		5,286,359

		Face Amount
Short-Term Investment	0.1%
Time Deposit	0.1%
Brown Brothers Harriman & Co., 0.14% due 04/01/2016	0.1%	$3,753	$3,753
Total Short-Term Investment (Cost $3,753)	0.1%		3,753

Total Investments (Cost $5,293,483)(b)	100.0%		5,290,112
Other Assets in Excess of Liabilities	0.0%*		2,202
Total Net Assets	100.0%		$5,292,314

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $5,293,483. The net unrealized depreciation was $3,371 which consisted of aggregate gross unrealized appreciation of $365,190 and aggregate gross unrealized depreciation of $368,561.

Summary of Investments by Country^
United States	76 .6%
Canada	13 .5
Japan	3 .3
United Kingdom	3 .3
Switzerland	3 .2
Short-Term Investment	0 .1
100 .0%

Summary of Investments by Sector^
Consumer Discretionary	19 .9%
Financials	19 .9
Industrials	13 .2
Information Technology	10 .3
Health Care	10 .2
Consumer Staples	9 .9
Utilities	6 .8
Materials	6 .4
Telecommunication Services	3 .3
Short-Term Investment	0 .1
100 .0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

* Position represents less than 0.05%.

USCF ETF TRUST

Stock Split Index Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of securities at March 31, 2016 using the fair value hierarchy:

At March 31, 2016	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Auto Components	$350,920	$350,920	$—	$—
Banks	358,891	358,891	—	—
Capital Markets	175,920	175,920	—	—
Chemicals	337,432	337,432	—	—
Diversified Telecommunication Services	175,079	175,079	—	—
Electric Utilities	180,554	180,554	—	—
Electronic Equipment, Instruments & Components	177,854	177,854	—	—
Food Products	524,627	524,627	—	—
Gas Utilities	181,968	181,968	—	—
Health Care Equipment & Supplies	186,471	186,471	—	—
Health Care Providers & Services	178,607	178,607	—	—
Hotels, Restaurants & Leisure	177,727	177,727	—	—
Insurance	522,252	522,252	—	—
Machinery	178,226	178,226	—	—
Pharmaceuticals, Biotechnology & Life Sciences	174,451	174,451	—	—
Professional Services	178,433	178,433	—	—
Road & Rail	343,044	343,044	—	—
Software	184,201	184,201	—	—
Specialty Retail	177,754	177,754	—	—
Technology Hardware, Storage & Peripherals	181,032	181,032	—	—
Textiles, Apparel & Luxury Goods	340,916	340,916	—	—
Short-Term Investment
Time Deposit	3,753	—	3,753	—
Total Investments, at value	$5,290,112	$5,286,359	$3,753	$—

For the nine months ended March 31, 2016, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – March 31, 2016 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.  Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the USCF ETF Trust – Stock Split Index Fund (the “Fund”), are applied to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By: /s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 19, 2016

By: /s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: May 19, 2016